Note 7 - Financial Instruments - Fair Value of Derivative Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands		Sep. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		$ 38,652	$ 36,353
Fair value of derivative financial assets, non-current		22,466	28,792
Fair value of derivative financial liabilities, current		101,478	113,438
Fair value of derivative financial liabilities, non-current		86,526	76,268
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[1]	24,021	24,549
Fair value of derivative financial assets, non-current	[1]	15,946	17,673
Fair value of derivative financial liabilities, current	[1]	90,552	57,461
Fair value of derivative financial liabilities, non-current	[1]	80,345	51,836
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[2]	11,127	6,915
Fair value of derivative financial assets, non-current	[2]	4,541	1,492
Fair value of derivative financial liabilities, current	[2]	10,244	53,917
Fair value of derivative financial liabilities, non-current	[2]	4,552	24,432
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current			4,519
Fair value of derivative financial assets, non-current			3,036
Fair value of derivative financial liabilities, current		109
Fair value of derivative financial liabilities, non-current		1,415
Weather derivative [Member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[3]	848
Fair value of derivative financial assets, non-current	[3]
Fair value of derivative financial liabilities, current	[3]	573	280
Fair value of derivative financial liabilities, non-current	[3]	214
Other derivative options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		2,656	370
Fair value of derivative financial assets, non-current		1,979	6,591
Fair value of derivative financial liabilities, current			1,780
Fair value of derivative financial liabilities, non-current

[1]	Physical forward contracts and options consist of: - Electricity contracts with a total remaining volume of 26,542,466 MWh, a weighted average price of $48.79/MWh and expiry dates up to December 31, 2029. - Natural gas contracts with a total remaining volume of 81,119,737 GJs, a weighted average price of $2.95/GJ and expiry dates up to October 31, 2025. - Renewable energy certificates ("RECs") with a total remaining volume of 3,852,641 MWh, a weighted average price of $37.21/REC and expiry dates up to December 31, 2028. - Electricity generation capacity contracts with a total remaining volume of 2,123 MWCap, a weighted average price of $6,344.71/MWCap and expiry dates up to May 31, 2024. - Ancillary contracts with a total remaining volume of 230,805 MWh, a weighted average price of $20.68/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: - Electricity contracts with a total remaining volume of 14,602,750 MWh, an average price of $42.98/MWh and expiry dates up to December 31, 2024. 12 JUST ENERGY GROUP INC. NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS For the six months ended September 30, 2020 (unaudited in thousands of Canadian dollars, except where indicated and per share amounts) - Natural gas contracts with a total remaining volume of 106,079,580 GJs, an average price of $3.38/GJ and expiry dates up to December 31, 2025. - Electricity generation capacity contracts with a total remaining volume of 3 MWCap, a weighted average price of $3,862.14/MWCap and expiry dates up to October 31, 2020. - Ancillary contracts with a total remaining volume of 132,540 MWh, a weighted average price of $22.03/MWh and expiry dates up to December 31, 2020.
[3]	Weather derivatives consist of: - HDD collar options with HDD strikes set at 0.8 to 1.32 degree day wide, total tick size of $12,500 per HDD and an expiry date of March 31, 2021. - HDD natural gas swaps with price strikes ranging from US$1.75 to US$7.35/MmBTU and temperature strikes from 1,051 to 5,059 HDD and an expiry date of March 31, 2021. - HDD natural gas swaps with price strikes to be set on futures index and temperature strikes from 1,051 to 5,059 HDD and an expiry date of March 31, 2022. - Electricity call options with price strikes of $100/MWh, temperature strikes 84 degree F to 103 degree F and an expiry date of October 31, 2020. - Put options for CDDs with temperature strikes at historical averages, total tick size of $22 per CDD and an expiry date of September 30 or October 31, 2020.